Note 5 - Fair Value of Financial Instruments - Reconciliation of Available-for-sale Securities (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Amortized Cost	$ 77,897,062	$ 78,804,359
Gross Unrealized Holding Gains
Gross Unrealized Holding Losses	(1,320,776)	(1,249,360)
Estimated Fair Value	76,576,286	77,554,999
Money Market Funds [Member]
Amortized Cost	5,774,385	3,951,032
Gross Unrealized Holding Gains
Gross Unrealized Holding Losses
Estimated Fair Value	5,774,385	3,951,032
Corporate Bond Securities [Member]
Amortized Cost	72,122,677	74,853,327
Gross Unrealized Holding Gains
Gross Unrealized Holding Losses	(1,320,776)	(1,249,360)
Estimated Fair Value	$ 70,801,901	$ 73,603,967